EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan

7.	EMPLOYEE BENEFIT PLAN
GG sponsors a 401(k) plan (the Plan) covering substantially all GG employees. Employees become eligible to participate in the Plan upon the attainment of age twenty-one.
Eligible employees may elect to make either
pre-tax
or Roth contributions to the Plan, subject to limitations set forth by the Plan and the Internal Revenue Code. The Company makes safe harbor matching contributions equal to 100% of the first 3% of employees’ eligible earnings which they elect to contribute and an additional 50% on the next 2% of employees’ eligible earnings which they elect to contribute. The Company may also make a non-elective
contribution, at its discretion. Matching contributions totaled $19 and $48 for the years ended December 31, 2020 and 2019, respectively. The Company made no non-elective
contributions to the Plan for the years ended December 31, 2020 or 2019.